Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	351,587,000
Ending balance	341,034,000	351,587,000
Granted		132,669,000	190,476,000
Exercised (in Dollars per share)			$ 82.5
Expired	(1,826,000)	(14,467,000)	(3,074,000)
Forfeited	(8,727,000)
2011 Plan [Memner]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	57,000
Ending balance	57,000	57,000
Granted
Exercised (in Dollars per share)
Expired		(16,000)	(23,000)
Forfeited
2018 Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	351,529,000
Ending balance	340,976,000	351,529,000
Granted		132,669,000	190,476,000
Exercised (in Dollars per share)
Expired	(1,826,000)	(14,451,000)	(3,051,000)
Forfeited	(8,727,000)
Non Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	1,000
Ending balance	1,000	1,000
Granted
Exercised (in Dollars per share)
Expired
Forfeited